Note 13 - Financial Instruments with Off-balance-sheet Risk - Financial Instruments Whose Contract Amounts Represents Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contract or notional amount	$ 1,336,027	$ 1,238,583
Unused Commitments to Extend Credit [Member]
Contract or notional amount	1,217,963	1,147,654
Standby Letters of Credit 1 [Member]
Contract or notional amount	$ 118,064	$ 90,929